Operating costs - Staff costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Aggregate remuneration
Wages and salaries	£ 1,344	£ 1,272	£ 1,330
Share-based incentive plans	50	40	34
Employer’s social security	96	95	93
Employer’s pension
– defined benefit plans	61	73	95
– defined contribution plans	19	18	17
Other post employment plans	10	11	14
Staff costs	£ 1,580	£ 1,509	£ 1,583